REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 40,826,521,106	$ 6,406,572,060	¥ 35,129,458,616	¥ 29,746,287,759
China
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,134,888,460		6,370,974,981	5,195,021,423
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	6,621,798,500		10,098,115,960	7,550,454,941
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,481,580,825		4,644,486,810	5,201,919,985
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,239,162,220		9,603,210,650	7,304,164,060
Rest of the world
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 6,349,091,101		¥ 4,412,670,215	¥ 4,494,727,350